Goodwill and Intangible Assets (Details 2) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Acquired intangible assets disclosures
Total gross carrying amount	$ 3,052	$ 2,884
Total accumulated amortization	(1,254)	(1,091)
Total finite-lived intangible assets - net	1,798	1,793
Non-amortizable intangible assets (tradenames)	127	123
Total intangible assets - net	1,925	1,916
Purchased finite-lived intangible assets	213	342	663
Patents
Acquired intangible assets disclosures
Total gross carrying amount	596	561
Total accumulated amortization	(421)	(374)
Other amortizable intangible assets (primarily tradenames and customer related intangibles)
Acquired intangible assets disclosures
Total gross carrying amount	2,456	2,323
Total accumulated amortization	$ (833)	$ (717)